Condensed consolidated statement of financial position - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017 [1]
Non-current assets
Vessels (Note 12)	$ 3,605,611	$ 2,271,500
Assets under construction (Note 12)	39,248	63,668
Other tangible assets (Note 12)	2,012	1,663
Intangible assets	173	72
Receivables (Note 19)	54,022	160,352
Investments in equity accounted investees (Note 23)	35,824	30,595
Deferred tax assets	2,601	2,487
Total non-current assets	3,739,491	2,530,337
Current assets
Trade and other receivables (Note 20)	239,819	136,797
Current tax assets	201	191
Cash and cash equivalents	206,279	143,648
Assets held for sale (Note 8)	1,319	0
Total current assets	447,618	280,636
TOTAL ASSETS	4,187,109	2,810,973
Equity
Share capital (Note 13)	239,148	173,046
Share premium (Note 13)	1,702,549	1,215,227
Translation reserve	524	568
Hedging reserve (Note 13)	(201)	0
Treasury shares (Note 13)	(16,102)	(16,102)
Retained earnings	410,662	473,622
Equity attributable to owners of the Company	2,336,580	1,846,361
Non-current liabilities
Bank loans (Note 15)	1,275,712	653,730
Other notes (Note 15)	147,890	147,619
Other payables (Note 16)	413	539
Employee benefits	4,297	3,984
Total non-current liabilities	1,428,312	805,872
Current liabilities
Trade and other payables (Note 16)	87,067	61,355
Current tax liabilities	11	11
Bank loans (Note 15)	276,849	47,361
Other borrowings (Note 15)	58,290	50,010
Provisions	0	3
Total current liabilities	422,217	158,740
TOTAL EQUITY and LIABILITIES	$ 4,187,109	$ 2,810,973

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.